Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets:
Cash and deposits with financial institutions	[1]	$ 50,121	$ 52,942	$ 62,269
Trading assets		117,140	106,956	100,262
Financial instruments designated at fair value through profit or loss		14	14	12
Securities purchased under resale agreements and securities borrowed		126,090	127,959	104,018
Derivative financial instruments		31,358	32,161	37,558
Customers' liability under acceptances		12,823	18,737	16,329
Liabilities:
Deposits		712,282	690,879	676,534
Financial instruments designated at fair value through profit or loss		10,919	9,907	8,188
Acceptances		12,833	18,746	16,338
Obligations related to securities sold short		29,957	31,621	32,087
Derivative financial instruments		33,176	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent		124,331	116,527	101,257
Subordinated debentures		7,554	7,492	5,698
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		50,121	52,942	62,269
Trading assets		117,140	106,956	100,262
Financial instruments designated at fair value through profit or loss		14	14	12
Securities purchased under resale agreements and securities borrowed		126,090	127,959	104,018
Derivative financial instruments		31,358	32,161	37,558
Investment securities - other		61,214	57,335	57,653
Investment securities - amortized cost		23,932	20,651	20,743
Loans		583,815	566,105	551,834
Customers' liability under acceptances		12,823	18,737	16,329
Other financial assets		12,761	13,079	10,913
Liabilities:
Deposits		712,282	690,879	676,534
Financial instruments designated at fair value through profit or loss		10,919	9,907	8,188
Acceptances		12,833	18,746	16,338
Obligations related to securities sold short		29,957	31,621	32,087
Derivative financial instruments		33,176	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent		124,331	116,527	101,257
Subordinated debentures		7,554	7,492	5,698
Other financial liabilities		37,601	36,231	34,805
At fair value [member]
Assets:
Cash and deposits with financial institutions		50,121	52,942	62,269
Trading assets		117,140	106,956	100,262
Financial instruments designated at fair value through profit or loss		14	14	12
Securities purchased under resale agreements and securities borrowed		126,090	127,959	104,018
Derivative financial instruments		31,358	32,161	37,558
Investment securities - other		61,214	57,335	57,653
Investment securities - amortized cost		23,820	20,459	20,316
Loans		588,619	568,656	553,758
Customers' liability under acceptances		12,823	18,737	16,329
Other financial assets		12,761	13,079	10,913
Liabilities:
Deposits		712,949	690,101	674,535
Financial instruments designated at fair value through profit or loss		10,919	9,907	8,188
Acceptances		12,833	18,746	16,338
Obligations related to securities sold short		29,957	31,621	32,087
Derivative financial instruments		33,176	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent		124,331	116,527	101,257
Subordinated debentures		7,801	7,593	5,267
Other financial liabilities		$ 38,030	$ 36,446	$ 35,432

[1]	Net of impairment allowances of $4 (January 31, 2019 - $5; October 31, 2018 - $3).